TOLIC LETTERHEAD








                                   May 1, 2001



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Transamerica Occidental Life Insurance Company
                  Transamerica Occidental Life Separate Account VUL-3 Transamerica Elite (File No. 333-91851)

CIK No.: 0001100102

Dear Commissioners:

         On behalf of Transamerica Occidental Life Insurance Company ("Transamerica") and the Transamerica Occidental Life Separate Account VUL-3 (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain deferred variable life policies offered by AUSA Life through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form S-6 Registration Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 25, 2001 via EDGAR.

                                                     Sincerely,


                                                     /s/ Priscilla I. Hechler
                                                     Priscilla I. Hechler
                                                     Assistant Vice President
                                                     and Assistant Secretary

cc:      Kimberly A. Scouller, Esq.
         Mary Jane Wilson-Bilik, Esq.